Shane Daly

Lead Director and Associate General Counsel

Writer’s Direct Number: (212) 314-3912

May 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Equitable Financial Life Insurance Company of America

Equitable America Variable Account L

MONY Custom Equity Master

Filing Pursuant to Rule 497(j) for

File No. 333-56969; 811-04234

Commissioners:

On behalf of  Equitable Financial Life Insurance Company of America and the Equitable America Variable Account L, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “MONY Custom Equity Master”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32 for Equitable America Variable Account L as filed with the Commission on April 21, 2021 via EDGARLINK.

Please do not hesitate to call me at (212) 314-3912 if you have any questions.

Sincerely,

/s/ Shane Daly
Shane Daly